Document and Entity Information	6 Months Ended
Jul. 31, 2013
Document and Entity Information: [Abstract]
Entity Registrant Name	Eaton Scientific Systems, Inc.
Document Type	10-Q
Document Period End Date	Jul. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001490873
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	443,000,686
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2